Shareholder' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Share capital		€ 5,939	€ 5,939
Par value per share (in EUR per share)		€ 0.02	€ 0.02
Dividends paid (in EUR per share)	€ 0.09
Other reserves		€ 144,690	€ 96,679
Capital increase related to the Business Combination			711,903
Transaction costs related to the Business Combination		2,137	205,059
Zegna
Disclosure of reserves within equity [line items]
Capital increase related to the Business Combination		710,264	710,264
Transaction costs related to the Business Combination		17,239	17,239
Reimbursement of employee gift expenses		10,923	10,923
Share premium
Disclosure of reserves within equity [line items]
Other reserves		721,187	721,187
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Other reserves		(451,174)	(455,000)
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves		€ (183,525)	€ (196,691)
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)		296,943,659	296,943,659
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)		54,140,913	54,600,000
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves				€ 21,459
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves				€ 162,066